Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Schedule of stock options activity

The following table summarizes the activity relating to the Company’s stock options for the nine months ended March 31, 2019:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2018	5,150,000	$0.12	5.8	$—
Granted	2,100,000	$0.04	4.6	$88,370
Options Exercised or Forfeited	—	$—	—	$—
Outstanding at March 31, 2019	7,250,000	$0.10	5.3	$166,175
Exercisable at March 31, 2019	6,250,000	$0.10	5.3	$—

The fair value of each option grant on the date of grant is estimated using the Black-Scholes Option – Pricing model reflecting the following weighted-average assumptions:

	March 31,
	2019	2018
Expected life of options (In years)	5	5
Expected volatility	69.77%	69.66%
Risk free interest rate	2.60%	1.59%
Dividend Yield	0%	0%

The following is a summary of stock option activity for the years ended June 30, 2017 and 2018.

	Shares (Thousands)	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term
Options
Outstanding at July 1, 2016	3,000	$0.06	6.5
Granted	1,000	$0.24	4.0
Outstanding at June 30, 2017	4,000	$0.10	5.9
Granted	1,250	$0.15	5.0
Options Exercised	(100)	$0.02	—
Outstanding at June 30, 2018	5,150	$0.12	5.8
Exercisable at June 30, 2018	4,150	$0.13	4.8

Schedule of stock option plans by exercise price range

The following is a summary of stock options outstanding and exercisable by exercise price as of March 31, 2019:

		Weighted Average
Exercise Price	Outstanding	Contract Life	Exercisable
$0.03	700,000	4.8	700,000
$0.05	1,300,000	4.6	1,300,000
$0.06	3,100,000	6.9	2,100,000
$0.07	100,000	4.5	100,000
$0.10	500,000	3.8	500,000
$0.20	200,000	3.5	200,000
$0.21	550,000	3.1	550,000
$0.22	100,000	3.0	100,000
$0.23	200,000	3.4	200,000
$0.25	500,000	2.6	500,000
Total	7,250,000		6,250,000

The following is a summary of stock options outstanding and exercisable by exercise price as of June 30, 2018.

Exercise Price	Outstanding	Weighted Average Contract Life	Exercisable
$0.06	31,00,000	6.5	21,00,000
$0.10	5,00,000	4.8	5,00,000
$0.20	2,00,000	4.5	2,00,000
$0.21	5,50,000	4.1	5,50,000
$0.22	1,00,000	4.0	1,00,000
$0.23	2,00,000	4.4	2,00,000
$0.25	5,00,000	3.6	5,00,000

Total	51,50,000		41,50,000

Warrant [Member]
Schedule of stock options activity

The following table summarizes the warrants that have been issued:

		Weighted	Weighted Average	Aggregate
	Number of Shares	Average Exercise Price	Remaining Life (Years)	Intrinsic Value
Outstanding at June 30, 2018	4,774,015	$0.29	5.5	$—
Granted	214,166,533	$0.02	5.3	$14,284,908
Expired	—	$—	—	$—
Exercised	(2,500,000)	$0.02	—	$—
Outstanding and exercisable at March 31, 2019	216,440,548	$0.03	5.3	$14,284,908

The following table summarizes the warrants that have been issued:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at June 30, 2016	50,00,000	$0.50	—
Granted	11,73,864	$0.51	3.5
Outstanding at June 30, 2017	61,73,864	$0.50	0.7
Granted	36,00,151	$0.22	6.1
Expired	(50,00,000)	$0.50	—
Outstanding at June 30, 2018	47,74,015	$0.29	5.5

Schedule of stock option plans by exercise price range

The following table summarizes the warrants by price:

Weighted Average Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)
$0.15	30,43,333	6.4
$0.50	10,37,501	3.5
$0.60	6,93,181	4.1
	47,74,015	5.5